Fair Value Measurements	6 Months Ended
Jun. 30, 2025
Fair Value Measurements
Fair Value Measurements

Note 23 - Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis:

	Quoted prices in	Significant other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs	Aggregate
As at June 30, 2025	(Level 1)	(Level 2)	(Level 3)	fair value
Equity investments	$581.6	$—	$8.8	$590.4
Warrants	—	7.4	—	7.4
Receivables from provisional concentrate sales	—	4.1	—	4.1
	$581.6	$11.5	$8.8	$601.9

	Quoted prices in	Significant other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs	Aggregate
As at December 31, 2024	(Level 1)	(Level 2)	(Level 3)	fair value
Equity investments	$316.8	$—	$8.0	$324.8
Warrants	—	0.7	—	0.7
Receivables from provisional concentrate sales	—	2.6	—	2.6
	$316.8	$3.3	$8.0	$328.1

As at June 30, 2025 the carrying values of the G Mining Ventures Term Loan and EMX Term Loan which are measured at amortized cost approximated their fair values. The carrying values of the Company’s remaining financial assets and liabilities, which include cash and cash equivalents, receivables, accounts payable and accrued liabilities approximated their fair values due to their short-term nature or negligible expected credit losses (“ECL”).

There were no transfers between the levels of the fair value hierarchy during the three and six months ended June 30, 2025.

The Company has not offset financial assets with financial liabilities.